Segment information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Segment information
31.	Segment information
For management purposes, the Group is organized into business units based on their products and services, and has two reportable operating segments as follows:

•	Yuchai primarily conducts manufacturing for on- and off-road powertrain solutions and applications which are mainly distributed in the PRC market.

•	HLGE is engaged in hospitality and property development activities conducted mainly in the PRC and Malaysia. HLGE is listed on the Main Board of the Singapore Exchange.
Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment.

Year ended December 31, 2021	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000
Revenue
Total external revenue (Note 6.1)	21,254,134	11,796	—	—		21,265,930

Results
Interest income	129,520	1,363	1,200	—		132,083
Interest expense	(111,747)	(19)	(26)	—		(111,792)
Depreciation and amortization	(567,465)	(5,221)	(910)	—		(573,596)
Share of results of associates and joint venture	(96,658)	763	—	—		(95,895)
Income tax expense	(29,043)	(245)	—	(14,528	) (1)	(43,816)

Other material non-cash items
Impairment of property, plant and equipment	(7,227)	—	—	—		(7,227)
Warranties	(292,157)	—	—	—		(292,157)

Segment profit after tax	443,499	(6,728)	(20,321)	(8,556)		407,894

Total assets	23,897,506	368,415	2,146,060	(1,506,672)		24,905,309

Total liabilities	(13,206,953)	(10,322)	(13,550)	(59,140	) (2)	(13,289,965)

Other s
Investment in joint ventures	147,106	3,989	—	—		151,095
Capital expenditure	474,562	4,310	19	—		478,891

Year ended December 31, 2022	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000
Revenue
Total external revenue (Note 6.1)	15,997,766	32,870	—	—		16,030,636

Results
Interest income	116,668	2,902	12,309	—		131,879
Interest expense	(90,846)	(49)	(14)	—		(90,909)
Depreciation and amortization	(619,000)	(4,770)	(922)	—		(624,692)
Share of results of associates and joint venture	(29,554)	461	—	—		(29,093)
Income tax expense	(47,555)	(39)	(9)	(11,462	) (1)	(59,065)

Other material non-cash items
Impairment of property, plant and equipment	(17,278)	—	—	—		(17,278)
Warranties	(317,076)	—	—	—		(317,076)

Segment profit after tax	354,865	5,152	(18,245)	(6,111)		335,661

Total assets	23,020,241	405,871	2,215,652	(1,504,208)		24,137,556

Total liabilities	(12,220,938)	(12,062)	(14,256)	(55,236	) (2)	(12,302,492)

Other s
Investment in joint ventures	150,219	4,484	—	—		154,703
Capital expenditure	352,737	564	47	—		353,348

Year ended December 31, 2023	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements	Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000	US$’000
Revenue
Total external revenue (Note 6.1)	18,015,280	31,069	—	—		18,046,349	2,540,451

Results
Interest income	108,792	9,545	35,792	—		154,129	21,697
Interest expense	(95,483)	(42)	(62)	—		(95,587)	(13,456)
Depreciation and amortization	(659,426)	(4,934)	(705)	—		(665,065)	(93,624)
Gain on disposal of a subsidiary	113,042	—	—	—		113,042	15,913
Share of results of associates and joint venture	62,041	37	—	—		62,078	8,739
Income tax expense	(131,021)	(535)	(14,048)	(2,892	) (1)	(148,496)	(20,904)

Other material non-cash items
Impairment of property, plant and equipment	(44,667)	—	—	—		(44,667)	(6,288)
Warranties	(414,021)	—	—	—		(414,021)	(58,283)

Segment profit after tax	431,697	9,534	(11,420)	(6,955)		422,856	59,527

Total assets	24,579,069	423,968	2,258,575	(1,503,994)		25,757,618	3,625,995

Total liabilities	(13,486,829)	(11,307)	(22,070)	(61,787	) (2)	(13,581,993)	(1,911,987)

Other s
Investment in joint ventures	235,558	1,671	—	—		237,229	33,396
Capital expenditure	176,782	2,059	35	—		178,876	25,181

Note:

(1)	This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.

(2)	This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.

Geographic information
The geographic information for revenue from external customers is disclosed in Note 6.1.
Major customer
Revenues from two customers of Yuchai segment amounted to
RMB 2,433.2 million (US$ 342.5 million) (2022: RMB 2,346.9 million; 2021: RMB 5,231.7 million) and RMB 2,034.3
million (US$ 286.4 million) (2022: RMB
2,262.3 million; 2021: RMB 3,223.8 million) respectively.
Non-current
assets

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
People’s Republic of China	6,281,907	5,957,205	838,617
Other countries	90,520	87,554	12,325

	6,372,427	6,044,759	850,942

Non-current
assets for this purpose consist of property, plant and equipment, right-of-use
assets, investment in joint ventures and associates, investment property, intangible assets and goodwill.